RELATED PARTY TRANSACTIONS - Summary of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Due from related parties and current contract assets	$ 873	$ 1,443
Assets held for sale	2,049	0
Financial instrument assets	368	199
Non-current assets
Financial instrument assets	3,054	1,768
Due from related parties	8	135
Current liabilities
Contract Liability	47	35
Financial instrument liabilities	636	687
Total current liabilities due to related parties	4,855	835
Liabilities held for sale	1,036	0
Non-current liabilities
Financial instrument liabilities	2,790	2,433
Due to related parties	592	705
Corporate borrowings	3,093	2,650
Non-recourse borrowings	30,662	26,839
Other long-term liabilities
Contract liability	686	680
Equity
Preferred limited partners equity	2,076	1,764
Brookfield Renewable
Current assets
Contract asset	65	61
Amounts due from related parties	573	1,386
Financial instrument assets	38	0
Non-current assets
Financial instrument assets	0	170
Contract asset	250	314
Current liabilities
Contract Liability	47	35
Amounts due to related parties	4,005	541
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	43	39
Non-current liabilities
Financial instrument liabilities	13	0
Due to related parties	309	496
Other long-term liabilities
Contract liability	686	680
Brookfield Renewable | Brookfield Global Transition Fund I
Non-current liabilities
Due to related parties	87	81
Equity
Receivables due from related parties	376	1,328
Brookfield Renewable | Brookfield Infrastructure Fund IV
Non-current liabilities
Due to related parties	32	6
Brookfield Renewable | Brookfield Global Transition Fund II
Non-current liabilities
Due to related parties	3,493	307
Equity-accounted investments and other
Current assets
Amounts due from related parties	300	57
Assets held for sale	125	0
Non-current assets
Due from related parties	8	135
Current liabilities
Amounts due to related parties	684	13
Liabilities held for sale	31	0
Non-current liabilities
Due to related parties	58	1
Brookfield Wealth Solutions
Current liabilities
Financial instrument liabilities	0	2
Amounts due to related parties	123	242
Non-current liabilities
Financial instrument liabilities	1	2
Due to related parties	225	208
Corporate borrowings	7	8
Equity
Preferred limited partners equity	10	11
Brookfield Wealth Solutions | Subscription Facility
Non-current liabilities
Non-recourse borrowings	$ 65	$ 101